Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 5,544,469	$ 2,023,976	$ 7,568,445
Cosala Operations
Total	4,342,911	678,022	5,020,933
Drumlummon
Total		57,672	57,672
Galena Complex
Total	346,297	879,078	1,225,375
Relief Canyon
Total	$ 855,261	$ 409,204	$ 1,264,465